Shareholder Report, Average Annual Return (Details)	12 Months Ended	19 Months Ended	56 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000220706
Average Annual Return [Line Items]
Average Annual Return, Percent	9.63%		9.58%
Without Sales Load [Member] | C000220704
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%		9.30%
Without Sales Load [Member] | C000220705
Average Annual Return [Line Items]
Average Annual Return, Percent	9.12%		9.03%
Without Sales Load [Member] | C000244832
Average Annual Return [Line Items]
Average Annual Return, Percent	9.85%	19.06%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%		12.69%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%		12.69%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%		12.69%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	22.32%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.78%		10.31%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.78%		10.31%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.78%		10.31%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.78%	19.54%